1. COMPANY'S OPERATIONS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of income (loss)
Other operating income (expenses), net	R$ (49,742)	R$ 224,384	R$ 19,311
Income taxes	(172,763)	(195,395)	(333,302)
Net income from continuing operations	1,524,997	1,078,333	R$ (2,114,506)
Statement of Financial Position
Other current liabilities	814,638	717,027
Deferred income taxes	2,109,064	1,915,370
Accumulated losses	(2,594,028)	(4,131,913)
As filed with the CVM [member]
Statement of income (loss)
Other operating income (expenses), net	(254,178)	428,820
Income taxes	242,271	125,887
Net income from continuing operations	1,390,069	1,213,261
Statement of Financial Position
Other current liabilities	814,638	512,591
Deferred income taxes	2,109,064	1,845,862
Accumulated losses	(2,594,028)	(3,996,985)
Total assets and total liabilities and equity	49,664,906	41,700,631
Adjustment for class action settlement [member]
Statement of income (loss)
Other operating income (expenses), net	204,436	(204,436)
Income taxes	(69,508)	69,508
Net income from continuing operations	134,928	(134,928)
Statement of Financial Position
Other current liabilities		204,436
Deferred income taxes		69,508
Accumulated losses		(134,928)
Total assets and total liabilities and equity		69,508
As filed with the SEC [member]
Statement of income (loss)
Other operating income (expenses), net	(49,742)	224,384
Income taxes	172,763	195,395
Net income from continuing operations	1,524,997	1,078,333
Statement of Financial Position
Other current liabilities	814,638	717,027
Deferred income taxes	2,109,064	1,915,370
Accumulated losses	(2,594,028)	(4,131,913)
Total assets and total liabilities and equity	R$ 49,664,906	R$ 41,770,139